Putnam Dynamic Asset Allocation Balanced Fund
Fund Summary
Goal
Putnam Dynamic Asset Allocation Balanced Fund seeks total return. Total return is composed of capital appreciation and income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 27 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Dynamic Asset Allocation Balanced Fund	Class A		Class B		Class C		Class M	Class P	Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Dynamic Asset Allocation Balanced Fund	Class A		Class B		Class C		Class M		Class P		Class R		Class R5	Class R6	Class Y
Management fees	0.52%		0.52%		0.52%		0.52%		0.52%		0.52%		0.52%	0.52%	0.52%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.75%				0.50%
Other expenses	0.22%	[1]	0.22%	[1]	0.22%	[1]	0.22%	[1]	0.07%	[2]	0.22%	[1]	0.21%	0.11%	0.22%	[1]
Acquired fund fees and expenses	0.01%		0.01%		0.01%		0.01%		0.01%		0.01%		0.01%	0.01%	0.01%
Total annual fund operating expenses	1.00%		1.75%		1.75%		1.50%		0.60%		1.25%		0.74%	0.64%	0.75%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.
[2]	Other expenses are based on expenses of class A shares for the fund's last fiscal year, adjusted to reflect the lower investor servicing fees applicable to class P shares.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - Putnam Dynamic Asset Allocation Balanced Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	671	875	1,096	1,729
Class B	678	851	1,149	1,864
Class C	278	551	949	2,062
Class M	497	807	1,140	2,078
Class P	61	192	335	750
Class R	127	397	686	1,511
Class R5	76	237	411	918
Class R6	65	205	357	798
Class Y	77	240	417	930

Expense Example, No Redemption - Putnam Dynamic Asset Allocation Balanced Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	178	551	949	1,864
Class C	178	551	949	2,062

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 374%.
Investments
The fund is one of three Putnam Dynamic Asset Allocation Funds, each of which has a unique strategic, or typical, allocation between equity and fixed-income investments. Using qualitative analysis and quantitative techniques, we adjust portfolio allocations from time to time within a certain range for each fund to try to optimize a fund’s performance consistent with its goal. The strategic allocation and the range of allowable allocation for the fund are shown below.

Class	Strategic allocation	Range
Equity	60%	45-75%
Fixed Income	40%	25-55%

We invest mainly in equity securities (growth or value stocks or both) of both U.S. and foreign companies of any size. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments. We also invest in fixed-income investments, including U.S. and foreign government obligations, corporate obligations and securitized debt instruments (such as mortgage-backed investments). We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell fixed-income investments. We may also select other investments that do not fall within these asset classes. We typically use to a significant extent derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes.
Risks
It is important to understand that you can lose money by investing in the fund.

Our allocation of assets among asset classes may hurt performance. The value of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including, in the case of bonds, perceptions about the risk of default and expectations about changes in monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Growth stocks may be more susceptible to earnings disappointments, and value stocks may fail to rebound. These risks are generally greater for small and midsize companies.

Bond investments are subject to interest rate risk, which means the value of the fund’s bond investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds (sometimes referred to as “junk bonds”), which may be considered speculative. Mortgage-backed investments, unlike traditional debt investments, are also subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. We may have to invest the proceeds from prepaid investments, including mortgage- and asset-backed investments, in other investments with less attractive terms and yields.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be or become illiquid. Our use of derivatives may increase the risks of investing in the fund by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009 16.13% Worst calendar quarter Q4 2008 -19.13%
Average annual total returns after sales charges (for periods ending 12/31/16)
Average Annual Total Returns - Putnam Dynamic Asset Allocation Balanced Fund		1 Year	5 Years	10 Years
Class A		0.55%	8.43%	4.60%
Class A | after taxes on distributions		(0.11%)	7.40%	3.53%
Class A | after taxes on distributions and sale of fund shares		0.68%	6.48%	3.30%
Class B		0.93%	8.64%	4.60%
Class C		4.87%	8.89%	4.42%
Class M		2.46%	8.41%	4.32%
Class P	[1]	7.00%	10.01%	5.48%
Class R		6.45%	9.45%	4.94%
Class R5	[1]	6.98%	10.00%	5.47%
Class R6	[1]	7.07%	10.11%	5.53%
Class Y		6.99%	10.01%	5.48%
Russell 3000 Index (no deduction for fees, expenses or taxes)	[2]	12.74%	14.67%	7.07%
Putnam Balanced Blended Benchmark (no deduction for fees, expenses or taxes, other than withholding taxes on reinvested dividends in the case of the MSCI (ND) Index)		8.38%	9.20%	5.86%
[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) and for class P shares prior to their inception (8/31/16) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5, class R6, and class P shares; had it, returns would have been higher.
[2]	Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

The Putnam Balanced Blended Benchmark is an unmanaged index administered by Putnam Management, 50% of which is the Russell 3000 Index, 35% of which is the Bloomberg Barclays U.S. Aggregate Bond Index, 10% of which is the MSCI EAFE Index (ND) and 5% of which is the JPMorgan Developed High Yield Index.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance reflects conversion to class A shares after eight years.